UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wolf Fund Management Ltd.

Address:  850 Third Avenue, 10th Floor
          New York, New York 10022

13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Shyam Srinivasan
Title: Chief Financial Officer
Phone: 212-201-2640


Signature, Place and Date of Signing:

/s/ Shyam Srinivasan            New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $ 110,872
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.       028-14292                  Wolf Opportunity Fund, Ltd.

                                FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                       VALUE        SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)     PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------               ---------       ------      ---------    -------- ---------  ----------- --------- -----  ------- -----

CAREER EDUCATION CORP         COM             141665109     2,289      287,200  SH         SOLE                   287,200
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107     5,025    1,253,164  SH         SOLE                 1,253,164
CISCO SYS INC                 COM             17275R102    50,046    2,768,033  SH         SOLE                 2,768,033
GLOBAL CASH ACCESS HLDGS INC  COM             378967103    24,677    5,545,313  SH         SOLE                 5,545,313
GOLDMAN SACHS GROUP INC       COM             38141G104    28,835      318,861  SH         SOLE                   318,861

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